CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Paid-In Capital [Member]	Additional Paid-In Capital [Member]	Appropriated Retained Earnings [Member]	Unappropriated Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Beginning Balance at Sep. 30, 2011	$ 32,722	$ 14	$ 0	$ 22,231	$ 1,615	$ 6,473	$ 2,389
Beginning Balance (in shares) at Sep. 30, 2011		1,405,000
Share-based compensation	2	0	0	2	0	0	0
Net loss for the year	(8,988)	0	0	0	0	(8,988)	0
Foreign currency translation gain	1,194	0	0	0	0	0	1,194
Ending Balance at Sep. 30, 2012	24,930	14	0	22,233	1,615	(2,515)	3,583
Ending Balance (in shares) at Sep. 30, 2012		1,405,000
Net loss for the year	(5,133)	0	0	0	0	(5,133)	0
Foreign currency translation gain	616	0	0	0	0	0	616
Ending Balance at Sep. 30, 2013	20,413	14	0	22,233	1,615	(7,648)	4,199
Ending Balance (in shares) at Sep. 30, 2013		1,405,000
Net loss for the year	(1)	0	0	0	0	(1)	0
Foreign currency translation gain	(38)	0	0	0	0	0	(36)
Ending Balance at Sep. 30, 2014	$ 20,376	$ 14	$ 0	$ 22,233	$ 1,615	$ (7,649)	$ 4,163
Ending Balance (in shares) at Sep. 30, 2014		1,405,000